Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Per Share [Abstract]
Profit/(loss) after tax (in Dollars)	$ (14,378,454)	$ (1,839,709)
Loss per share:
Basic loss per share	$ (0.16)	$ (18,397.09)
Diluted loss per share	$ (0.16)	$ (18,397.09)
Weighted average number of shares (in Shares)	88,390,180	100